Average Annual Total Returns - Direxion Daily SP 500 Bear 1X Shares - Direxion Daily SP 500 Bear 1X Shares	1 Year	Since Inception	Inception Date	Return After Taxes on Distributions 1 Year	Return After Taxes on Distributions Since Inception	Return After Taxes on Distributions Inception Date	Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Return After Taxes on Distributions and Sale of Fund Shares Inception Date
Total	(24.57%)	(15.24%)	Jun. 08, 2016	(14.54%)	(10.59%)	Jun. 08, 2016	18.40%	15.69%	Jun. 08, 2016